Changes in Equity and Earnings per Share - Summary of Changes in Issued Capital and Treasury Shares (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of classes of share capital [line items]
At the end of the current year	2,019,000,000
Ordinary shares	2,019,000,000
At the end of the previous year	$ 1,736
At the end of the current year	1,736
Changes during the period	$ 72	$ 20
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Changes during the period	0
At the end of the current year	1,737,000,000
Ordinary shares	1,737,000,000
At the end of the previous year	$ 1,736
Changes during the period	$ 0
Treasury shares [member]
Disclosure of classes of share capital [line items]
Restricted shares	282,053,459
At the end of the previous year	38,200,000
Changes during the period	(1,700,000)
At the end of the current year	36,500,000
Result on the use of treasury shares [member]
Disclosure of classes of share capital [line items]
At the end of the previous year	2,019,000,000
Ordinary shares
At the end of the current year	$ 1,736
At the end of the previous year	(4,366)
Changes during the period	(112)
At the end of the current year	(4,478)
Treasury shares [member]
Disclosure of classes of share capital [line items]
At the end of the previous year	(3,994)
Changes during the period	184	$ 710
At the end of the current year	$ (3,810)